Combined carve-out Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets Current assets
Cash and cash equivalents	$ 129,541	$ 493,387
Trade accounts receivable, net	443,229	520,659
Other receivables	65,259	265,114
Inventories	647,879	304,229
Prepaid expenses	107,799	52,157
Due from related company	980,952	627,843
Total current assets	2,374,659	2,263,389
Long-term assets
Vessels, net	6,238,768	5,970,167
Total assets	8,613,427	8,233,556
Current liabilities
Long-term bank loan, current portion	0	680,400
Trade accounts payable	1,510,281	461,943
Accrued expenses	710,587	158,982
Deferred revenues	153,791	63,738
Total current liabilities	2,374,659	1,365,063
Long-term liabilities
Long-term bank loan, net of current portion	0	1,210,860
Total long-term liabilities	0	1,210,860
Total liabilities	2,374,659	2,575,923
Net parent investment	6,238,768	5,657,633
Total liabilities and net parent investment	8,613,427	$ 8,233,556
Subsidiary [Member]
Long-term assets
Total assets	0
Current liabilities
Total current liabilities	645
Long-term liabilities
Total liabilities	645
Net parent investment	(645)
Total liabilities and net parent investment	0
Due to Parent	645
Common shares ($0.01 par value? 100,000,000 shares authorized, 500 issued and outstanding)	5
Accumulated deficit	$ (650)